Goldman Sachs Small_Mid Cap Equity Fund Performance Management - Class A C Inst Inv R R6 Shares [Member] - Goldman Sachs Small_Mid Cap Equity Fund	Aug. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Investor, Class R and Class R6 Shares compare to those of a regulatorily required broad-based securities market index (Russell 3000® Index) (the “Regulatory Benchmark”) and the Russell 2500® Index (the “Performance Benchmark”). The Performance Benchmark is generally more representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure and which the Investment Adviser uses to measure the Fund's performance. The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with regulatory requirements. Through June 20, 2025, the Fund had been known as the Goldman Sachs Small/Mid Cap Value Fund, and certain of its strategies differed. Performance information set forth below reflects the Fund’s former strategies prior to that date. In addition, as of that date, the Fund’s performance benchmark changed from the Russell 2500® Value Index to the Russell 2500® Index. The Investment Adviser believes that the Russell 2500® Index is a more appropriate benchmark against which to measure performance in light of the changes to the Fund’s strategy. For additional information about these benchmark indices, please see “Additional Performance and Benchmark Information” on page 29 of the Prospectus. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at am.gs.com or by calling the appropriate phone number on the back cover of the Prospectus. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Investor, Class R and Class R6 Shares compare to those of a regulatorily required broad-based securities market index (Russell 3000® Index) (the “Regulatory Benchmark”) and the Russell 2500® Index (the “Performance Benchmark”).
Performance Additional Market Index [Text]	The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with regulatory requirements.
Bar Chart [Heading]	CALENDAR YEAR (INSTITUTIONAL)
Bar Chart Closing [Text Block]	ReturnsQuarter endedYear-to-Date Return2.83%September 30, 2025During the periods shown in the chart above:ReturnsQuarter endedBest Quarter Return27.31%December 31, 2020Worst Quarter Return-32.33%March 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNFor the period ended December 31, 2024
Performance Table Narrative	Benchmark returns do not reflect any deductions for fees or expenses.The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Investor and Class R6 Shares, and returns for Class R Shares (which are offered exclusively to employee benefit plans), will vary.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Market Index Changed	In addition, as of that date, the Fund’s performance benchmark changed from the Russell 2500® Value Index to the Russell 2500® Index. The Investment Adviser believes that the Russell 2500® Index is a more appropriate benchmark against which to measure performance in light of the changes to the Fund’s strategy.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Investor and Class R6 Shares, and returns for Class R Shares (which are offered exclusively to employee benefit plans), will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Benchmark returns do not reflect any deductions for fees or expenses.
Performance Availability Website Address [Text]	am.gs.com
Institutional Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-Date Return
Bar Chart, Year to Date Return	2.83%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter Return
Highest Quarterly Return	27.31%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter Return
Lowest Quarterly Return	(32.33%)
Lowest Quarterly Return, Date	Mar. 31, 2020